Non-controlling interests - Disclosure of Profit for the Year of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of subsidiaries [line items]
Revenue	€ 125,948	€ 44,696	€ 420,400
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Revenue	3,384	3,084	20,375
Profit / (Loss) for the year from continuing operations	(1,320)	(1,140)	8,120
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Revenue	3,452	1,326	5,525
Profit / (Loss) for the year from continuing operations	€ 2,067	€ 267	€ 2,371